Derivative Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments (Textuals) [Abstract]
Hedging losses included in accumulated other comprehensive income	$ 2,016,000
Notional amount of interest rate swap	135,445,000
Number of interest rate swaps	8
Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Impact of derivative instruments on the statement of operations and OCI
Gain (loss) on interest rate swap recognized in OCI (effective portion)	3,189,000	(10,307,000)	(3,513,000)
Realized Loss [Member] | Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Impact of derivative instruments on the statement of operations and OCI
Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	0	0	0
Interest Expense [Member] | Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Impact of derivative instruments on the statement of operations and OCI
Gain (loss) reclassified from AOCI into income (effective portion)	1,781,000	(2,244,000)	(971,000)
Other Liabilities [Member]
Fair value of derivative instruments
Cash flow hedge interest rate swaps	$ 2,854,000	$ 482,000